Label	Element	Value
Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001023391_SupplementTextBlock
FMI Funds, Inc.

December 28, 2018

Supplement to the Statutory Prospectus dated January 31, 2018

Effective as of January 1, 2019, Fiduciary Management, Inc., the investment adviser to FMI Funds, Inc. has reduced the investment advisory fee for the FMI Large Cap Fund and the FMI Common Stock Fund.  To reflect these changes, the description of the management fees under the section “Management of the Funds” of the Statutory Prospectus, on page 20, is hereby supplemented as follows:

Effective as of January 1, 2019, the investment adviser is entitled to receive a fee for the FMI Large Cap Fund and the FMI Common Stock Fund based on the following annual percentages of each Fund’s average daily net assets:

•	FMI Large Cap Fund: 0.65% of the assets from $0 - $2.5 billion; 0.60% of the assets from $2.5 - $5.0 billion; and 0.55% of the assets over $5.0 billion.

•	FMI Common Stock Fund: 0.85% of the assets from $0 - $500 million; 0.80% of the assets from $500 million - $1.0 billion; and 0.75% of the assets over $1.0 billion.

FMI Large Cap Fund

Risk/Return [Heading]	rr_RiskReturnHeading	Large Cap Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
To reflect the reduced investment advisory fee, the “Annual Fund Operating Expenses” table and the “Example” under the section “Fees and Expenses of the Fund” of the Statutory Prospectus, on page 1, are hereby deleted and replaced in their entirety as set forth below:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 01, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect the implementation of reduced fees paid at various breakpoints in the Fund’s management fee, effective as of January 1, 2019, as if the reduced breakpoints had been in effect during all of the 2017 fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	* * * Please Read Carefully and Keep for Future Reference
Large Cap Fund | Large Cap Fund Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.61%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.12%	[2]
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.07%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 990
Large Cap Fund | Large Cap Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.61%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none	[2]
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 822

[1]	Management fees have been restated to reflect the implementation of reduced fees paid at various breakpoints in the Fund's management fee, effective as of January 1, 2019, as if the reduced breakpoints had been in effect during all of the 2017 fiscal year.
[2]	Shareholder Servicing Fees have been annualized to reflect a full year of fees.